Hospice Revenue Recognition (Schedule Of Allowance For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	$ 11,801	$ 10,938
Bad debt provision	7,055	7,899
Write-offs	(9,595)	(7,459)
Other/Contractual adjustments	742	423
Ending Balance	10,003	11,801
Percentage of medicare beneficiaries exceeds	20.00%
Medicare [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	6,968	6,268
Bad debt provision	315	2,918
Write-offs	(2,368)	(2,218)
Other/Contractual adjustments	2
Ending Balance	4,917	6,968
Medicaid [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	2,804	2,535
Bad debt provision	4,323	2,922
Write-offs	(4,030)	(2,653)
Ending Balance	3,097	2,804
Commercial [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	1,223	1,630
Bad debt provision	2,245	1,745
Write-offs	(1,915)	(2,152)
Other/Contractual adjustments	16
Ending Balance	1,569	1,223
Other [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	806	505
Bad debt provision	172	314
Write-offs	(1,282)	(436)
Other/Contractual adjustments	724	423
Ending Balance	$ 420	$ 806